Commitments and Contingencies	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies
Commitments and Contingencies

14. Commitments and Contingencies

        Future gross minimum revenues receivable upon collection of hire under non-cancellable time charter agreements as of December 31, 2018, are as follows (30 off-hire days are assumed when each vessel will undergo scheduled dry-docking; in addition, early delivery of the vessels by the charterers or any exercise of the charterers' options to extend the terms of the charters are not accounted for):

As of December 31, 2018
Period
Not later than one year	256,451
Later than one year and not later than three years	322,763
Later than three years and not later than five years	181,181
Later than five years	60,209

Total	820,604

        In April and May 2017, GasLog LNG Services entered into agreements in relation to investments in certain of the Partnership and GasLog's vessels, with the aim of enhancing their operational performance. Commitments relating to these agreements for the Partnership, are as follows:

As of December 31, 2018
Period
Not later than one year	1,520

Total	1,520

        Following the acquisition of (i) the Methane Rita Andrea and the Methane Jane Elizabeth, (ii) the Methane Alison Victoria, the Methane Shirley Elisabeth and the Methane Heather Sally and (iii) the Methane Becki Anne, the Partnership, through its subsidiaries (i) GAS-sixteen Ltd. and GAS-seventeen Ltd., (ii) GAS-nineteen Ltd., GAS-twenty Ltd. and GAS-twenty one Ltd. and (iii) GAS-twenty seven Ltd., respectively, is counter guarantor for the acquisition from BG Group of 83.33% of depot spares with an aggregate value of $6,000, of which $660 have been purchased and paid as of December 31, 2018 by GasLog. These spares should be acquired before March 31, 2020.

        Additionally, in September 2017 and July 2018, GasLog LNG Services Ltd. entered into maintenance agreements with Wartsila Greece S.A. ("Wartsila") in respect of six of the Partnership's LNG carriers. The agreements ensure dynamic maintenance planning, technical support, security of spare parts supply, specialist technical personnel and performance monitoring.

        Various claims, suits and complaints, including those involving government regulations, arise in the ordinary course of the shipping business. In addition, losses may arise from disputes with charterers, environmental claims, agents and insurers and from claims with suppliers relating to the operations of the Partnership's vessels. Currently, management is not aware of any such claims or contingent liabilities requiring disclosure in the consolidated financial statements.